Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our non-PEO named executive officers (“Non-PEOs”) along with the relationship of such compensation to total shareholder return, net income, and Adjusted EBITDA performance results for our fiscal years ending in 2023, 2022, and 2021 in accordance with Item 402(v) of Regulation S-K. “Compensation Actually Paid” values shown in the required table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our PEO and Non-PEOs in such fiscal years, including with respect to RSUs and PRSUs. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.
			Average Summary Compensation Table Total for Non-PEOs ($)	Average Compensation Actually Paid to Non-PEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)			Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($ in Thousands)	Adjusted EBITDA ($ in Thousands)(5)
2023	13,400,167	14,441,532	5,607,831	4,042,284	92.11	125.40	(26,143)	272,348
2022	9,947,622	(5,492,707)	2,398,514	(623,189)	80.90	138.87	(44,289)	236,015
2021	9,399,483	16,471,133	2,669,117	4,616,740	126.48	118.45	8,834	240,795
(1)
Non-PEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEOs
2023	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Eli Rosner; Edward Bloomberg; Larry Trittschuh
2022	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Darcy Mott; Edward Bloomberg; Larry Trittschuh
2021	Jon Kessler	Stephen Neeleman, M.D.; Darcy Mott; Edward Bloomberg; William Otten

(2)
Because of adjustments required by SEC rules, as explained in detail in Note (3) below, “Compensation Actually Paid” may be a negative amount. As noted previously, “Compensation Actually Paid” does not represent amounts actually earned or realized by our PEO and Non-PEOs in the applicable fiscal years.

(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)
Fiscal year 2021 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2021 Summary Compensation Table	9,399,483	2,669,117
Less, value of awards reported in Summary Compensation Table	(8,012,443)	(1,924,184)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	12,677,489	3,078,558
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	3,720,725	1,048,970
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,314,121)	(255,721)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	7,071,650	1,947,623
Compensation Actually Paid	16,471,133	4,616,740

(4)
Company and peer group TSR reflects the cumulative total return of our common stock and the Russell 3000 Index, as reflected in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023, pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of  $100 would be, including reinvestment of dividends, if such amount were invested on January 31, 2020.

(5)
We define Adjusted EBITDA, which is a non-GAAP financial metric, as adjusted earnings before interest, taxes, depreciation and amortization, amortization of acquired intangible assets, stock-based compensation expense, merger integration expenses, acquisition costs, gains and losses on equity securities, amortization of incremental costs to obtain a contract, costs associated with unused office space, and certain other non-operating items.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Non-PEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEOs
2023	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Eli Rosner; Edward Bloomberg; Larry Trittschuh
2022	Jon Kessler	Stephen Neeleman, M.D.; Tyson Murdock; Darcy Mott; Edward Bloomberg; Larry Trittschuh
2021	Jon Kessler	Stephen Neeleman, M.D.; Darcy Mott; Edward Bloomberg; William Otten

(2)
Because of adjustments required by SEC rules, as explained in detail in Note (3) below, “Compensation Actually Paid” may be a negative amount. As noted previously, “Compensation Actually Paid” does not represent amounts actually earned or realized by our PEO and Non-PEOs in the applicable fiscal years.

Peer Group Issuers, Footnote [Text Block]
(4)
Company and peer group TSR reflects the cumulative total return of our common stock and the Russell 3000 Index, as reflected in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023, pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of  $100 would be, including reinvestment of dividends, if such amount were invested on January 31, 2020.

PEO Total Compensation Amount	$ 13,400,167	$ 9,947,622	$ 9,399,483
PEO Actually Paid Compensation Amount	$ 14,441,532	(5,492,707)	16,471,133
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)
Fiscal year 2021 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2021 Summary Compensation Table	9,399,483	2,669,117
Less, value of awards reported in Summary Compensation Table	(8,012,443)	(1,924,184)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	12,677,489	3,078,558
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	3,720,725	1,048,970
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,314,121)	(255,721)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	7,071,650	1,947,623
Compensation Actually Paid	16,471,133	4,616,740

Non-PEO NEO Average Total Compensation Amount	$ 5,607,831	2,398,514	2,669,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,042,284	(623,189)	4,616,740
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for time-based vesting restricted stock awards or RSU awards, closing price on the applicable year-end date, or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for performance-based RSU awards (excluding awards with market-based vesting conditions), the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (3) for awards with market-based vesting conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten-year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Fiscal year 2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2023 Summary Compensation Table	13,400,167	5,607,831
Less, value of awards reported in Summary Compensation Table	(11,849,492)	(4,577,738)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	10,550,461	3,376,855
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	1,724,240	190,057
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	616,156	171,524
Less, fair value of prior year awards that failed to vest this fiscal year	—	(726,245)
Total Adjustments	1,041,365	(1,565,547)
Compensation Actually Paid	14,441,532	4,042,284
Fiscal year 2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2022 Summary Compensation Table	9,947,622	2,398,514
Less, value of awards reported in Summary Compensation Table	(8,711,947)	(1,815,747)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	5,685,079	1,256,445
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	(9,966,440)	(1,906,814)
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,236,382)	(289,279)
Less, fair value of prior year awards that failed to vest this fiscal year	(1,210,639)	(266,308)
Total Adjustments	(15,440,329)	(3,021,703)
Compensation Actually Paid	(5,492,707)	(623,189)
Fiscal year 2021 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to Non-PEOs reflects the following adjustments from the compensation reported in the “Total” column of the Summary Compensation Table:
	PEO	Average Non-PEO
Total Reported in Fiscal 2021 Summary Compensation Table	9,399,483	2,669,117
Less, value of awards reported in Summary Compensation Table	(8,012,443)	(1,924,184)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding at the end of the fiscal year	12,677,489	3,078,558
Plus, change in fair value of prior year awards that are unvested and outstanding at end of fiscal year	3,720,725	1,048,970
Plus, fair value of awards granted in fiscal year and that vested this fiscal year	—	—
Plus, change in fair value of prior year awards that vested this fiscal year	(1,314,121)	(255,721)
Less, fair value of prior year awards that failed to vest this fiscal year	—	—
Total Adjustments	7,071,650	1,947,623
Compensation Actually Paid	16,471,133	4,616,740

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Net Income (Loss) and Adjusted EBITDA
Tabular List [Table Text Block]
The following performance measures reflect the Company’s most important performance measures in effect for the fiscal year ended January 31, 2023, as further described and defined in the Compensation Discussion and Analysis under Fiscal Year 2023 Business Highlights.
Most Important Performance Measures for Fiscal 2023	• Adjusted EBITDA
• New HSA sales
• Revenue

Total Shareholder Return Amount	$ 92.11	80.9	126.48
Peer Group Total Shareholder Return Amount	125.4	138.87	118.45
Net Income (Loss)	$ (26,143,000)	$ (44,289,000)	$ 8,834,000
Company Selected Measure Amount	272,348	236,015	240,795
PEO Name	Jon Kessler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We define Adjusted EBITDA, which is a non-GAAP financial metric, as adjusted earnings before interest, taxes, depreciation and amortization, amortization of acquired intangible assets, stock-based compensation expense, merger integration expenses, acquisition costs, gains and losses on equity securities, amortization of incremental costs to obtain a contract, costs associated with unused office space, and certain other non-operating items.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	New HSA sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Value Of Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,849,492)	$ (8,711,947)	$ (8,012,443)
PEO [Member] | Year-End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding At The End Of The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,550,461	5,685,079	12,677,489
PEO [Member] | Change In Fair Value Of Prior Year Awards That Are Unvested And Outstanding At End Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,724,240	(9,966,440)	3,720,725
PEO [Member] | Change In Fair Value Of Prior Year Awards That Vested This Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	616,156	(1,236,382)	(1,314,121)
PEO [Member] | Fair Value Of Prior Year Awards That Failed To Vest This Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,210,639)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,041,365	(15,440,329)	7,071,650
Non-PEO NEO [Member] | Value Of Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,577,738)	(1,815,747)	(1,924,184)
Non-PEO NEO [Member] | Year-End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding At The End Of The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,376,855	1,256,445	3,078,558
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Unvested And Outstanding At End Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	190,057	(1,906,814)	1,048,970
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Vested This Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,524	(289,279)	(255,721)
Non-PEO NEO [Member] | Fair Value Of Prior Year Awards That Failed To Vest This Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(726,245)	(266,308)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,565,547)	$ (3,021,703)	$ 1,947,623